Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventory [Text Block]	3. Inventory

The major components of the Company’s inventory accounts are as follows:

	September 30, 2013	December 31, 2012
Concentrate inventory	$550	$733
Material and supplies	3,582	3,779
	$4,132	$4,512

During the nine months ended September 30, 2013, the concentrate inventory was written down by $0.2 million to net realizable value.

4. Inventory The major components of the Company’s inventory accounts are as follows as of December 31:
	2012	2011

Concentrate inventory	$733	$1,490
Material and supplies	3,779	3,220
	$4,512	$4,710